Annual Total Returns - FidelityRealEstateIncomeFund-AMCIZPRO - FidelityRealEstateIncomeFund-AMCIZPRO - Fidelity Real Estate Income Fund	Sep. 28, 2024
Fidelity Advisor Real Estate Income Fund - Class A
Bar Chart Table:
Annual Return 2014	12.22%
Annual Return 2015	1.55%
Annual Return 2016	9.92%
Annual Return 2017	7.04%
Annual Return 2018	(0.82%)
Annual Return 2019	17.51%
Annual Return 2020	(1.36%)
Annual Return 2021	18.64%
Annual Return 2022	(14.78%)
Annual Return 2023	9.02%
Fidelity Advisor Real Estate Income Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018